GENERAL (Schedule of results of the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 909	$ 790	$ 856
Cost of sales	698	626	660
Operating expenses	197	347	239
Operating income (loss)	14	(183)	(43)
Finance income (expenses), net	(1)	4	7
Net income (loss) from discontinued operations	$ 13	$ (179)	$ (36)